United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS--97.8%
		AUSTRALIAN DOLLAR--0.4%
		State/Provincial--0.4%
650,000		New South Wales, State of, Local Gov't. Guarantee, Series 12RG, 6.00%, 5/1/2012	$551,507
		BRITISH POUND--7.5%
		Finance - Automotive--1.3%
1,000,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 1/18/2016	1,645,306
		Sovereign--6.2%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,690,472
1,000,000		United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,769,788
745,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	1,381,111
500,000		United Kingdom Treasury, Bond, 4.75%, 6/7/2010	915,272
		TOTAL	7,756,643
		TOTAL BRITISH POUND	9,401,949
		CANADIAN DOLLAR--4.0%
		Sovereign--4.0%
3,000,000		Canada, Government of, 4.00%, 6/1/2017	2,921,301
2,100,000		Canada, Government of, Bond, 4.00%, 6/1/2016	2,045,543
		TOTAL CANADIAN DOLLAR	4,966,844
		DANISH KRONE--0.8%
		Mortgage Banks--0.8%
5,148,689		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	956,565
		EURO--40.1%
		Banking--3.5%
500,000		Banco Popolare, Series EMTN, 5.091%, 2/12/2009	732,351
1,500,000		Hypovereinsbank LUX, 6.486%, 12/18/2008	2,196,240
1,200,000		Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	1,384,778
		TOTAL	4,313,369
		Finance - Automotive--1.0%
900,000		Daimler North America Corp., Series EMTN, 5.75%, 6/18/2010	1,319,949
		Financial Intermediaries--2.6%
2,200,000		Pacific Life Funding LLC, Series EMTN, 5.50%, 5/14/2009	3,189,425
		Sovereign--28.8%
1,200,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,728,772
3,000,000		Bundesrepublic Deutschland, 3.75%, 1/4/2015	4,319,069
500,000		Bundesrepublic Deutschland, 3.75%, 1/4/2017	714,600
1,000,000		Bundesrepublic Deutschland, Bond, 3.25%, 7/4/2015	1,396,705
1,800,000		Buoni Poliennali Del Tes, 4.25%, 8/1/2013	2,610,586
1,500,000		Buoni Poliennali Del Tes, Bond, 4.25%, 2/1/2015	2,163,165
3,560,000		France, Government of, 4.75%, 4/25/2035	5,260,302
1,175,000		France, Government of, Bond, 4.25%, 4/25/2019	1,699,651
2,100,000		France, Government of, Bond, 5.50%, 10/25/2010	3,161,830
2,050,000		France, Government of, O.A.T., 5.00%, 10/25/2016	3,146,096
200,000		Germany, Government of, 4.75%, 7/4/2028	298,348
1,250,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,869,389
3,000,000		Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	4,364,180
2,200,000		Republic of Austria, 4.30%, 9/15/2017	3,205,498
		TOTAL	35,938,191
		Supranational--0.4%
310,000		Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	456,878
		Telecommunications & Cellular--3.8%
1,500,000		Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	2,286,948
1,000,000		France Telecommunications, Sr. Unsub., 4.375%, 2/21/2012	1,424,065
700,000		Telecom Italia SpA, Series EMTN, 6.25%, 2/1/2012	1,033,405
		TOTAL	4,744,418
		TOTAL EURO	49,962,230
		JAPANESE YEN--40.9%
		Banking--13.1%
120,000,000		DePfa ACS Bank, Series EMTN, 1.65%, 12/20/2016	1,076,168
580,000,000		KFW International Finance, 1.75%, 3/23/2010	5,408,009
555,000,000		OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	5,173,171
500,000,000		Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., Series EMTN, 1.60%, 2/15/2011	4,649,897
		TOTAL	16,307,245
		Finance--1.4%
185,000,000		Japan Finance Corporation for Municipal Enterprises, Series INTL, 1.35%, 11/26/2013	1,721,567
		Financial Intermediaries—1.0%
130,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.05%, 6/8/2010	1,189,322
		Sovereign--25.4%
400,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	3,724,328
324,500,000		Japan, Government of, 1.90%, 12/20/2023	2,996,451
265,000,000		Japan, Government of, Bond, 0.50%, 6/20/2013	2,381,277
425,000,000		Japan, Government of, Bond, 0.80%, 3/20/2013	3,878,578
420,000,000		Japan, Government of, Bond, 1.40%, 12/20/2015	3,951,026
570,000,000		Japan, Government of, Bond, 1.50%, 12/20/2017	5,309,451
500,000,000		Japan, (10 Year Issue), Series 258, 1.30%, 3/20/2014	4,666,919
500,000,000		Japan, (10 Year Issue), Series 277, 1.60%, 3/20/2016	4,764,581
		TOTAL	31,672,611
		TOTAL JAPANESE YEN	50,890,745
		NORWEGIAN KRONE--1.1%
		Sovereign--1.1%
6,700,000		Norway, Government of, 6.50%, 5/15/2013	1,324,000
		SWEDISH KRONA--3.0%
		Sovereign--3.0%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,562,542
7,200,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	1,140,613
		TOTAL	3,703,155
		TOTAL BONDS (IDENTIFIED COST $124,366,752)	121,756,995
		MUTUAL FUND--0.7%
862,652	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	862,652
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $125,229,404)[3]	122,619,647
		OTHER ASSETS AND LIABILITIES – NET—1.5%[4]	1,917,886
		TOTAL NET ASSETS—100%	$124,537,533

At August 31, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2008	1,800,000 Euro Currency	$2,696,490	$(58,052)
10/15/2008	1,600,000 Australian Dollar	1,540,576 Canadian Dollar	$(83,923)
10/15/2008	1,613,787 Australian Dollar	1,545,120 Canadian Dollar	$(76,429)
10/15/2008	1,600,000 Australian Dollar	1,512,800 Canadian Dollar	$(57,780)
10/15/2008	1,589,750 Canadian Dollar	1,000,000 Euro Currency	$ 29,268
10/15/2008	1,584,800 Canadian Dollar	1,000,000 Euro Currency	$ 28,213
10/15/2008	1,500,000 Canadian Dollar	$1,462,780	$(50,936)
Contracts Sold:
9/15/2008	1,800,000 Euro Currency	$2,656,962	$ 18,524
10/15/2008	1,600,000 Australian Dollar	1,548,080 Canadian Dollar	$ 90,986
10/15/2008	1,600,000 Australian Dollar	1,545,120 Canadian Dollar	$ 88,200
10/15/2008	1,608,044 Australian Dollar	1,512,800 Canadian Dollar	$ 50,911
10/15/2008	1,589,750 Canadian Dollar	1,005,344 Euro Currency	$(21,429)
10/15/2008	1,584,800 Canadian Dollar	1,002,581 Euro Currency	$(24,436)
10/15/2008	1,500,000 Canadian Dollar	$1,453,348	$ 41,504
11/17/2008	2,484,237 Euro Currency	1,970,000 Pound Sterling	$(58,791)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(84,170)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities-Net.”

1	Affiliated company.
2	7-Day net yield.
3
At August 31, 2008, the cost of investments for federal tax purposes was $126,275,979. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,656,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $787,924 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,444,256.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$862,652	$(84,170)
Level 2 – Other Significant Observable Inputs	121,756,995	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$122,619,647	$(84,170)

* Other financial instruments include foreign exchange contracts.

Federated International Equity Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares	Value in U.S. Dollars

		COMMON STOCKS--97.2%
		Australia--6.0%
123,400		BHP Billiton Ltd.	$4,348,906
104,900		CSL Ltd.	3,663,069
580,500	[1]	Paladin Energy Ltd.	2,882,420
		TOTAL	10,894,395
		Brazil--1.4%
107,000		Companhia Vale Do Rio Doce, ADR	2,543,390
		Canada--8.9%
63,000		Nexen, Inc.	1,974,609
14,700		Potash Corp. of Saskatchewan, Inc.	2,551,920
24,400	[1]	Research in Motion Ltd.	2,967,040
68,600		Shoppers Drug Mart Corp.	3,579,243
56,400		Suncor Energy, Inc.	3,205,776
118,500		Talisman Energy, Inc.	2,094,787
		TOTAL	16,373,375
		Cayman Islands--1.5%
8,700	[1]	Baidu.com, Inc., ADR	2,729,364
		China--4.4%
4,873,000	[1]	China CITIC Bank	2,797,477
1,312,500		China COSCO Holdings Co. Ltd., Class H	2,504,443
1,962,000	[1]	China Railway Construction Corp.	2,698,803
		TOTAL	8,000,723
		France--5.3%
92,600		AXA	2,971,494
51,000		Groupe Danone	3,549,582
25,500		Nexans SA	3,214,806
		TOTAL	9,735,882
		Germany, Federal Republic of--5.7%
67,200		E.On AG	3,926,427
64,400		SAP AG, ADR	3,611,552
48,000	[1]	SGL Carbon AG	2,892,718
		TOTAL	10,430,697
		Hong Kong--2.8%
179,100		Hong Kong Exchanges & Clearing Ltd.	2,318,984
897,700		Li & Fung Ltd.	2,746,941
		TOTAL	5,065,925
		Israel--1.8%
68,200	[2]	Teva Pharmaceutical Industries Ltd., ADR	3,228,588
		Japan--17.0%
471,000		Daiwa Securities Group, Inc.	3,622,191
12,900		Keyence Corp.	2,626,024
129,700		Komatsu Ltd.	2,722,350
167,000		Mitsui Osk Lines	1,987,072
141,000		Nikon Corp.	4,580,697
68,700		Shimano, Inc.	2,798,763
47,700		Sony Corp.	1,826,452
445		Sumitomo Mitsui Financial Group, Inc.	2,707,501
50,600		Terumo Corp.	2,831,782
253,000		Tokai Carbon Co.	2,593,259
39,500		Yamada Denki	2,848,818
		TOTAL	31,144,909
		Netherlands--1.4%
121,400	[1]	Qiagen NV	2,571,252
		Norway--1.7%
51,300		Yara International ASA	3,171,744
		Russia--1.0%
76,300	[1]	Vimpel-Communications, ADR	1,833,489
		Spain--3.0%
159,800		Banco Santander Central Hispano, SA	2,718,144
111,300		Telefonica SA	2,753,528
		TOTAL	5,471,672
		Switzerland--12.7%
145,700		ABB Ltd.	3,570,898
64,000		Compagnie Financiere Richemont AG	3,731,058
149,000		Nestle SA	6,566,088
28,300		Roche Holding AG	4,770,590
16,840		Syngenta AG	4,520,308
		TOTAL	23,158,942
		Taiwan, Province of China--2.0%
202,200		HTC Corp.	3,752,491
		United Kingdom--20.6%
177,972		Amec PLC	2,731,881
146,900	[1]	Autonomy Corp. PLC	3,070,642
133,400		BG Group PLC	2,961,081
181,700		Diageo PLC	3,362,789
110,000		Imperial Tobacco Group PLC	3,628,199
54,400		Reckitt Benckiser PLC	2,751,651
254,200		Reed Elsevier PLC	2,902,674
26,200		Rio Tinto PLC	2,492,995
638,500		Serco Group PLC	4,996,923
222,600		Shire Ltd.	3,899,098
99,000		Smiths Group PLC	2,059,842
104,300		Standard Chartered PLC	2,836,203
		TOTAL	37,693,978
		TOTAL COMMON STOCKS (IDENTIFIED COST $187,575,995)	177,800,816
		MUTUAL FUND—4.4%
7,997,401	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	7,997,401
		TOTAL INVESTMENTS –101.6% (IDENTIFIED COST $195,573,396)[6]	185,798,217
		OTHER ASSETS AND LIABILITIES – NET –(1.6)%[7]	(2,955,881)
		TOTAL NET ASSETS –100%	$182,842,336

1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$3,219,120	$3,329,777
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At August 31, 2008, the cost of investments for federal tax purposes was $195,573,396. The net unrealized depreciation of investments for federal tax purposes was $9,775,179. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,616,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,392,072.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$40,888,411
Level 2 – Other Significant Observable Inputs	$144,909,806
Level 3 – Significant Unobservable Inputs	---
Total	$185,798,217

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008